Fair Value Measurements - Change in the fair value of the Level 3 financial liabilities (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial Instruments
Bridge Note Embedded Derivative, Beginning Fair Value	$ 273,534	$ 0
Change in fair value	(92,449)	64,731
Bridge Note Embedded Derivative, Ending Fair Value	0	273,534
IDoc Virtual Telehealth Solutions, Inc.
Financial Instruments
Transfers between levels	0	0
Bridge Note Embedded Derivative | IDoc Virtual Telehealth Solutions, Inc.
Financial Instruments
Bridge Note Embedded Derivative, Beginning Fair Value	273,534
Fair value at October 5, 2022 (Initial measurement)		208,803
Change in fair value	(92,449)	64,731
Derivative adjustment from the Exchange Agreement	$ (181,085)
Bridge Note Embedded Derivative, Ending Fair Value		$ 273,534